Share Based Compensation (Details 3)	12 Months Ended
	Dec. 31, 2019 Option $ / shares shares	Dec. 31, 2018 Option $ / shares	Dec. 31, 2017 Option $ / shares
Number of RSUs
Balance at beginning of period | Option	830,000	825,000
Granted | Option	475,000	5,000	825,000
Settled | shares	(355,000)
Forfeited | Option	(280,000)
Balance at end of period | Option	670,000	830,000	825,000
Weighted average fair value per unit at issue
Balance at beginning of period	$ 3.74	$ 3.73
Granted	4.15	5.67	3.73
Settled	4.25
Forfeited	2.06
Balance at end of period	$ 4.46	$ 3.74	$ 3.73